Employee Future Benefits - Summary of Amounts Recognized in Consolidated Statements of Financial Position (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	$ 0
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	4,817,000,000	$ 4,675,000,000
Fair value of plan assets	4,453,000,000	4,190,000,000
Deficit	364,000,000	485,000,000
Effect of asset limit	4,000,000	9,000,000
Deficit and net defined benefit liability	368,000,000	494,000,000
Pension defined benefit plans [member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(391,000,000)	(248,000,000)
Pension defined benefit plans [member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	759,000,000	742,000,000
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit obligation	645,000,000	640,000,000
Fair value of plan assets	598,000,000	610,000,000
Deficit	47,000,000	30,000,000
Deficit and net defined benefit liability	47,000,000	30,000,000
Retiree welfare plans [Member] | Funded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	(120,000,000)	(121,000,000)
Retiree welfare plans [Member] | Unfunded [Member]
Disclosure of defined benefit plans [Line Items]
Deficit and net defined benefit liability	$ 167,000,000	$ 151,000,000